Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	41
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.38663%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	3.65214%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$408,089.96

Principal:
Principal Collections	$8,344,149.98
Prepayments in Full	$2,774,527.44
Liquidation Proceeds	$18,666.03
Recoveries	$89,573.46
Sub Total	$11,226,916.91
Collections	$11,635,006.87

Purchase Amounts:
Purchase Amounts Related to Principal	$420,790.26
Purchase Amounts Related to Interest	$1,776.71
Sub Total	$422,566.97

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$12,057,573.84

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	41
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$12,057,573.84
Servicing Fee	$141,601.64	$141,601.64	$0.00	$0.00	$11,915,972.20
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$11,915,972.20
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$11,915,972.20
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$11,915,972.20
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$11,915,972.20
Interest - Class A-4 Notes	$158,384.81	$158,384.81	$0.00	$0.00	$11,757,587.39
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,757,587.39
Interest - Class B Notes	$63,160.00	$63,160.00	$0.00	$0.00	$11,694,427.39
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,694,427.39
Interest - Class C Notes	$45,279.00	$45,279.00	$0.00	$0.00	$11,649,148.39
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$11,649,148.39
Regular Principal Payment	$10,695,037.76	$10,695,037.76	$0.00	$0.00	$954,110.63
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$954,110.63
Residual Released to Depositor	$0.00	$954,110.63	$0.00	$0.00	$0.00
Total		$12,057,573.84

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$10,695,037.76
Total					$10,695,037.76

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$10,695,037.76	$101.84	$158,384.81	$1.51	$10,853,422.57	$103.35
Class B Notes	$0.00	$0.00	$63,160.00	$2.00	$63,160.00	$2.00
Class C Notes	$0.00	$0.00	$45,279.00	$2.15	$45,279.00	$2.15
Total	$10,695,037.76	$10.16	$266,823.81	$0.25	$10,961,861.57	$10.41

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	41

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$84,849,006.85	0.8079319	$74,153,969.09	0.7060938
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$137,489,006.85	0.1306011	$126,793,969.09	0.1204419

Pool Information
Weighted Average APR	2.963%	2.957%
Weighted Average Remaining Term	23.82	23.03
Number of Receivables Outstanding	14,830	14,373
Pool Balance	$169,921,973.53	$158,298,065.72
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$158,544,435.18	$147,849,397.42
Pool Factor	0.1487846	0.1386067

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$10,448,668.30
Targeted Overcollateralization Amount	$31,504,096.63
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$31,504,096.63

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	41
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		33	$65,774.10
(Recoveries)		72	$89,573.46
Net Loss for Current Collection Period			$(23,799.36)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.1681%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0747%
Second Prior Collection Period			0.3523%
Prior Collection Period			0.3103%
Current Collection Period			-0.1740%
Four Month Average (Current and Prior Three Collection Periods)			0.1408%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,072	$8,448,915.47
(Cumulative Recoveries)			$2,735,055.88
Cumulative Net Loss for All Collection Periods			$5,713,859.59
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5003%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,077.66
Average Net Loss for Receivables that have experienced a Realized Loss			$2,757.65

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.68%	153	$2,659,898.40
61-90 Days Delinquent	0.23%	22	$362,890.50
91-120 Days Delinquent	0.09%	8	$146,119.90
Over 120 Days Delinquent	0.17%	14	$267,972.91
Total Delinquent Receivables	2.17%	197	$3,436,881.71

Repossession Inventory:
Repossessed in the Current Collection Period		2	$31,109.43
Total Repossessed Inventory		6	$120,249.02

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2354%
Prior Collection Period			0.2495%
Current Collection Period			0.3061%
Three Month Average			0.2637%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4908%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	41

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	44	$684,934.56
2 Months Extended	67	$1,149,511.25
3+ Months Extended	6	$69,680.83

Total Receivables Extended	117	$1,904,126.64

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer